Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices. Although we have not adopted a formal policy pertaining to the timing of stock option grants to our named executive officers, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information. Similarly, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Equity Grant Practices. Although we have not adopted a formal policy pertaining to the timing of stock option grants to our named executive officers, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information. Similarly, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false